Stock-based Activity (Details 2)	9 Months Ended
Sep. 30, 2016 $ / shares shares
Shares
Nonvested at beginning of period | shares	310,926
Granted | shares	0
Vested | shares	(105,448)
Forfeited | shares	0
Nonvested at end of period | shares	205,478
Weighted Average Grant-Date Fair Value
Nonvested at beginning of period | $ / shares	$ 16.84
Granted | $ / shares	0
Vested | $ / shares	18.82
Forfeited | $ / shares	0
Nonvested at end of period | $ / shares	$ 16.85